(20) PRIVATE PENSION PLAN (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Net actuarial liability, beginning balance	R$ 224,851	R$ 86,623	R$ 925,770	R$ 1,039,158
Expenses (income) recognized in the statement of profit or loss	181,759	112,602	89,909	113,887
Sponsors' contributions transferred during the year		(143,512)	(105,938)	(81,822)
Actuarial loss (gain): effect of changes in demographic assumptions		(3,143)	345	17,383
Actuarial loss (gain): effect of changes in financial assumptions		1,577,170	650,786	(2,843)
Actuarial loss (gain): return on assets		(451,281)	(337,888)	(181,393)
Effect of asset ceiling		44,058	6,617	21,399
Net actuarial liability, ending balance		224,851	86,623	925,770
Other contributions		12,683	13,662	15,391
Total liability		2,378,178	1,243,263	941,160
Current		224,851	86,623	60,801
Noncurrent		2,153,327	1,156,639	880,360
Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Expenses (income) recognized in the statement of profit or loss	124,952	77,977	62,330	84,501
Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member] | Net Actuarial Liability [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Net actuarial liability, beginning balance	1,721,619	907,807	690,000	800,445
Expenses (income) recognized in the statement of profit or loss		77,977	62,330	84,501
Sponsors' contributions transferred during the year		(92,756)	(65,096)	(50,308)
Actuarial loss (gain): effect of changes in demographic assumptions		(2,900)		225
Actuarial loss (gain): effect of changes in financial assumptions		1,037,048	485,142	(6,993)
Actuarial loss (gain): return on assets		(280,404)	(264,569)	(137,870)
Effect of asset ceiling		74,849
Net actuarial liability, ending balance		1,721,619	907,807	690,000
Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Expenses (income) recognized in the statement of profit or loss	38,776	22,711	16,372	17,244
Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member] | Net Actuarial Liability [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Net actuarial liability, beginning balance	420,039	210,744	141,724	139,958
Expenses (income) recognized in the statement of profit or loss		22,711	16,372	17,244
Sponsors' contributions transferred during the year		(34,444)	(25,460)	(17,296)
Actuarial loss (gain): effect of changes in demographic assumptions		(77)		328
Actuarial loss (gain): effect of changes in financial assumptions		321,011	135,540	(3,586)
Actuarial loss (gain): return on assets		(99,905)	(57,432)	5,076
Effect of asset ceiling
Net actuarial liability, ending balance		420,039	210,744	141,724
CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Expenses (income) recognized in the statement of profit or loss	3,475	1,892	1,553	2,067
CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Net Actuarial Liability [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Net actuarial liability, beginning balance	46,340	21,129	16,424	18,954
Expenses (income) recognized in the statement of profit or loss		1,892	1,553	2,067
Sponsors' contributions transferred during the year		(1,604)	(1,027)	(753)
Actuarial loss (gain): effect of changes in demographic assumptions		(165)		14
Actuarial loss (gain): effect of changes in financial assumptions		31,516	8,409	(372)
Actuarial loss (gain): return on assets		(6,426)	(4,230)	(3,486)
Effect of asset ceiling
Net actuarial liability, ending balance		46,340	21,129	16,424
Rio Grande Energia S.A. [Member] | Net Actuarial Liability [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Net actuarial liability, beginning balance				4,972
Expenses (income) recognized in the statement of profit or loss		(178)	(188)	253
Sponsors' contributions transferred during the year		(7,748)	(7,643)	(7,296)
Actuarial loss (gain): effect of changes in demographic assumptions				326
Actuarial loss (gain): effect of changes in financial assumptions		73,759	8,921	(45)
Actuarial loss (gain): return on assets		(35,042)	(7,707)	(19,610)
Effect of asset ceiling		(30,791)	6,617	21,399
Net actuarial liability, ending balance
RGE Sul Distribuidora de Energia S.A. ("RGE") Plan 2 [Member] | Net Actuarial Liability [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Net actuarial liability, beginning balance	R$ 177,496	89,922	77,623	74,830
Expenses (income) recognized in the statement of profit or loss		10,201	9,842	9,822
Sponsors' contributions transferred during the year		(6,959)	(6,712)	(6,169)
Actuarial loss (gain): effect of changes in demographic assumptions			345	16,490
Actuarial loss (gain): effect of changes in financial assumptions		113,836	12,774	8,153
Actuarial loss (gain): return on assets		(29,504)	(3,950)	(25,503)
Effect of asset ceiling
Net actuarial liability, ending balance		R$ 177,496	R$ 89,922	R$ 77,623